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                                      BISYS
                           60 State Street, Suite 1300
                           Boston, Massachusetts 02109

                                   May 6, 2002

VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Attn: Filing Desk

                         Re:  ProFunds
                              File Nos. 333-28339, 811-08239
                              Rule 497(j) Filing
                              ------------------

Dear Ladies and Gentlemen:

     As Administrator on behalf of ProFunds, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of the Statement of Additional Information for the retail series of ProFunds that would have been filed under paragraph (c) of Rule 497, does not differ from that contained in Post-Effective Amendment No. 21 to the Registration Statement of ProFunds, which was filed electronically with the Securities and Exchange Commission on Tuesday, April 30, 2002.

     Questions related to this filing should be directed to my attention at
(617) 824-1214 or, in my absence, to Keith T. Robinson, Esquire, at (202) 261-3386.

                                                     Sincerely,

                                                     /s/ Ryan M. Louvar

                                                     Ryan M. Louvar
                                                     Counsel

cc:  Marc R. Bryant
     Keith T. Robinson
     Scott M. Zoltowski